Risk management_Maximum exposure to credit risk (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 293,717,693	$ 254,190,994	₩ 282,457,578
Securities at amortized cost		20,320,539	17,585,927	22,932,559
Financial assets at FVTPL	[1]	5,499,362		4,262,619
Financial assets at FVTOCI	[2]	26,795,161		17,112,249
Derivative assets (Designated for hedging)		121,131	$ 104,830	35,503
Off balance sheet item
Off-balance accounts		116,270,591		110,463,121
Total		462,724,477		437,263,629
Korean treasury and government agencies
Categories of financial assets
Loans and other financial assets at amortized cost		14,797,040		13,547,154
Banks
Categories of financial assets
Loans and other financial assets at amortized cost		18,597,206		22,283,842
Corporates
Categories of financial assets
Loans and other financial assets at amortized cost		101,041,110		96,627,671
Consumers
Categories of financial assets
Loans and other financial assets at amortized cost		159,282,337		149,998,911
Deposits
Categories of financial assets
Financial assets at FVTPL	[1]	27,901		26,935
Debt securities
Categories of financial assets
Financial assets at FVTPL	[1]	2,337,085		1,824,155
Loans
Categories of financial assets
Financial assets at FVTPL	[1]	212,473		385,450
Derivative assets
Categories of financial assets
Financial assets at FVTPL	[1]	2,921,903		2,026,079
Guarantees
Off balance sheet item
Off-balance accounts		12,618,917		12,666,417
Unused loan commitments
Off balance sheet item
Off-balance accounts		₩ 103,651,674		₩ 97,796,704

[1]	Puttable financial instruments are not included
[2]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.